Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity
Net income attributable to AT&T, per diluted share	$ 0.66	$ 3.35	$ 2.05
Dividends to stockholders, per share	$ 1.73	$ 1.69	$ 1.65
Foreign currency translation adjustments, tax effect	$ 66	$ 146	$ 70
Unrealized gains (losses) on available-for-sale securities, tax effect	(21)	(12)	84
Less reclassification adjustment realized in net income on available-for-sale securities, tax effect	(29)	7	23
Unrealized gains (losses) on cash flow hedges, tax effect	(140)	(182)	329
Less reclassification adjustment for losses realized in net income on cash flow hedges, tax effect	8	7	8
Net prior service credit arising during the period, tax effect	699	298	1,383
Amortization of net prior service cost (credit) included in net income, tax effect	$ (282)	$ (243)	$ (96)